Parent Company Information - Schedule of Parent Company Statements of (Loss) Income and Comprehensive (Loss) Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Parent Company Statements of Loss and Comprehensive Loss [Line Items]
Equity in (loss) income of subsidiaries	$ (568,398)	$ (1,251,141)	$ 832,918
Operating expenses:
General and administrative	(594,929)	(120,000)	(216,100)
Total operating expenses	(594,929)	(120,000)	(216,100)
Other income, net	149,752
Total other income, net	149,752
Net (loss) income	(1,013,575)	(1,371,141)	616,818
Foreign currency translation adjustment	(20,197)	80,656	(422,092)
Comprehensive (loss) income	$ (1,033,772)	$ (1,290,485)	$ 194,726